Schedule of Investments (unaudited)
July 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.6%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	$450	$464,139
7.50%, 06/01/29(a)	375	375,884
7.50%, 03/15/33(a)	350	367,340
7.75%, 04/15/28(a)	410	410,595
7.88%, 04/01/30(a)	335	347,909
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	214	207,956
4.63%, 03/15/30(a)	187	180,782
6.00%, 06/15/34(a)	185	182,742
7.38%, 02/15/31(a)	190	196,711
Stagwell Global LLC, 5.63%, 08/15/29(a)	451	438,657
		3,172,715
Aerospace & Defense — 2.2%
ATI, Inc.
5.88%, 06/15/33	190	191,172
7.25%, 08/15/30	190	196,135
TransDigm, Inc.
4.63%, 01/15/29	245	240,392
4.88%, 05/01/29	140	137,556
6.00%, 01/15/33(a)(b)	320	319,809
6.13%, 07/31/34(a)	240	237,235
6.25%, 01/31/34(a)	100	100,995
6.38%, 03/01/29(a)	539	545,408
6.38%, 05/31/33(a)	520	519,865
6.63%, 03/01/32(a)	428	435,384
6.75%, 08/15/28(a)	429	432,346
6.75%, 01/31/34(a)(b)	391	397,081
6.88%, 12/15/30(a)	275	281,775
7.13%, 12/01/31(a)	194	200,136
		4,235,289
Agriculture — 0.2%
Darling Ingredients, Inc., 6.00%, 06/15/30(a)	424	425,974
Airlines — 1.0%
Alaska Airlines, Inc., 6.50%, 06/01/31(a)(b)	220	218,623
Allegiant Travel Co., 7.13%, 07/01/31(a)	285	289,135
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	820	713,482
United Airlines Holdings, Inc.
4.88%, 03/01/29	405	398,905
5.38%, 03/01/31	410	404,891
		2,025,036
Apparel — 0.4%
Kontoor Brands, Inc., 4.13%, 11/15/29(a)	161	154,092
Under Armour, Inc., 7.25%, 07/15/30(a)	150	152,871
William Carter Co. (The), 7.38%, 02/15/31(a)	225	230,758
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)	207	195,216
		732,937
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	244	247,718
7.50%, 02/15/33(a)(b)	308	317,961
8.25%, 04/15/31(a)	198	205,987
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(b)	245	237,021
6.38%, 10/15/32(a)	360	358,122
7.75%, 10/15/33(a)(b)	490	482,234
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(c)	$200	$202,871
Dorman Products, Inc., 6.25%, 06/15/34(a)	195	195,802
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	348	361,488
Phinia, Inc.
6.63%, 10/15/32(a)	195	197,095
6.75%, 04/15/29(a)	221	224,929
		3,031,228
Banks — 0.1%
Walker & Dunlop, Inc., 6.63%, 04/01/33(a)	170	170,244
Beverages — 0.3%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)	325	315,510
6.25%, 04/01/29(a)	285	286,237
		601,747
Biotechnology — 0.7%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(a)	350	341,319
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(a)	600	605,212
7.25%, 12/15/33(a)	425	438,465
		1,384,996
Building Materials — 2.1%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	145	142,047
Builders FirstSource, Inc.
4.25%, 02/01/32(a)	530	482,360
5.00%, 03/01/30(a)	206	199,828
6.38%, 06/15/32(a)(b)	305	303,914
6.38%, 03/01/34(a)	399	391,897
6.75%, 05/15/35(a)	317	313,732
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	1,150	1,169,661
6.75%, 07/15/31(a)(b)	185	189,940
Griffon Corp., 5.75%, 03/01/28	418	417,950
Knife River Corp., 7.75%, 05/01/31(a)	175	180,589
Masterbrand, Inc., 7.00%, 07/15/32(a)(b)	273	273,341
		4,065,259
Chemicals — 1.9%
Ashland, Inc., 3.38%, 09/01/31(a)(b)	201	182,994
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	200	207,457
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	305	290,223
FMC Corp.
3.45%, 10/01/29(b)	220	202,679
4.50%, 10/01/49(b)	200	129,052
5.65%, 05/18/33(b)	190	169,801
6.38%, 05/18/53(b)	200	155,876
8.45%, 11/01/55, (5-year CMT + 4.37%)(c)	310	232,816
Huntsman International LLC
2.95%, 06/15/31	170	151,385
4.50%, 05/01/29	335	323,339
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	240	235,947
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	425	422,572
6.25%, 08/15/33(a)	315	316,599
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	265	258,800

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Tronox, Inc.
4.63%, 03/15/29(a)	$428	$264,318
9.13%, 09/30/30(a)(b)	150	149,825
		3,693,683
Commercial Services — 5.4%
ADT Security Corp.(The)
4.13%, 08/01/29(a)	408	391,199
4.88%, 07/15/32(a)	310	289,984
5.88%, 10/15/33(a)	425	413,060
AMN Healthcare, Inc., 6.50%, 01/15/31(a)(b)	145	145,064
API Group DE, Inc., 5.75%, 06/01/34(a)	225	220,197
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)	200	196,885
5.38%, 03/01/29(a)(b)	253	246,416
8.00%, 02/15/31(a)(b)	301	300,498
8.25%, 01/15/30(a)(b)	309	315,636
8.38%, 06/15/32(a)(b)	241	240,112
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	450	449,917
Cimpress PLC, 7.38%, 09/15/32(a)	220	220,097
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	365	353,467
4.88%, 07/01/29(a)(b)	389	358,586
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)	385	369,671
Deluxe Corp.
8.00%, 06/01/29(a)	233	234,955
8.13%, 09/15/29(a)	165	170,925
Herc Holdings, Inc.
5.75%, 03/15/31(a)	250	247,618
6.00%, 03/15/34(a)(b)	245	240,544
6.63%, 06/15/29(a)(b)	333	338,982
7.00%, 06/15/30(a)	680	701,140
7.25%, 06/15/33(a)(b)	444	458,143
Hertz Corp.(The)
5.00%, 12/01/29(a)	407	110,308
12.63%, 07/15/29(a)	500	326,388
Korn Ferry, 4.63%, 12/15/27(a)	144	143,186
NESCO Holdings II, Inc., 5.50%, 04/15/29(a)(b)	370	367,727
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	403	395,690
Service Corp. International/U.S.
3.38%, 08/15/30	361	333,949
4.00%, 05/15/31	345	322,476
4.63%, 12/15/27	205	203,734
5.13%, 06/01/29	285	282,728
5.75%, 10/15/32	361	358,424
TriNet Group, Inc.
3.50%, 03/01/29(a)	195	184,160
7.13%, 08/15/31(a)	164	166,361
Valvoline, Inc., 3.63%, 06/15/31(a)	227	207,018
WEX, Inc., 6.50%, 03/15/33(a)(b)	232	231,038
		10,536,283
Computers — 1.9%
CACI International, Inc., 6.38%, 06/15/33(a)	615	619,628
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	370	384,935
Everforth, Inc., 4.63%, 05/15/28(a)	206	197,264
Insight Enterprises, Inc., 6.63%, 05/15/32(a)	217	218,362
NCR Atleos Corp., 9.50%, 04/01/29(a)	560	594,527
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	260	251,775
5.13%, 04/15/29(a)(b)	167	162,217
Security	Par (000)	Value
Computers (continued)
Pitney Bowes, Inc., 7.25%, 03/15/29(a)	$200	$201,707
Science Applications International Corp.
4.88%, 04/01/28(a)	145	143,041
5.88%, 11/01/33(a)(b)	210	205,539
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(b)	160	155,255
5.88%, 07/15/30	163	165,528
9.63%, 12/01/32	316	346,475
		3,646,253
Cosmetics & Personal Care — 1.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)	59	57,938
5.60%, 01/15/31(a)	375	368,177
6.63%, 07/15/30(a)	169	169,958
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	210	202,185
5.50%, 06/01/28(a)	292	291,333
Perrigo Finance Unlimited Co.
5.15%, 06/15/30	300	283,799
6.13%, 09/30/32(b)	299	284,039
Prestige Brands, Inc.
3.75%, 04/01/31(a)	266	244,064
6.25%, 07/15/34(a)	96	96,240
		1,997,733
Distribution & Wholesale — 0.6%
ADI Escrow Issuer LLC, 7.13%, 07/15/34(a)	175	178,837
Core & Main LP, 6.00%, 07/01/34(a)	145	144,238
RB Global Holdings, Inc.
6.75%, 03/15/28(a)	240	242,614
7.75%, 03/15/31(a)	300	310,030
Resideo Funding II LLC, 6.50%, 07/15/32(a)(b)	258	258,089
		1,133,808
Diversified Financial Services — 8.3%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(c)	220	214,755
6.70%, 02/14/33(b)	208	211,786
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	185	188,650
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	125	123,237
7.50%, 07/15/33(a)(b)	225	189,793
8.50%, 01/15/34(a)	200	173,193
9.25%, 07/01/31(a)	275	268,939
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	405	384,707
3.63%, 10/01/31(a)(b)	287	248,354
Credit Acceptance Corp.
6.63%, 03/15/30(a)	205	205,033
9.25%, 12/15/28(a)	263	272,519
Encore Capital Group, Inc.
6.63%, 04/15/31(a)	225	225,806
6.63%, 06/01/32(a)	325	325,443
8.50%, 05/15/30(a)	200	211,868
Navient Corp.
4.88%, 03/15/28	225	220,081
5.50%, 03/15/29(b)	320	307,063
5.63%, 08/01/33	240	198,261
7.88%, 06/15/32(b)	200	187,599
9.38%, 07/25/30	185	187,708
9.38%, 10/15/31	200	199,765

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
11.50%, 03/15/31	$195	$205,883
OneMain Finance Corp.
3.88%, 09/15/28	240	231,928
4.00%, 09/15/30	332	304,620
5.38%, 11/15/29	265	258,921
6.13%, 05/15/30	305	302,867
6.50%, 03/15/33(b)	314	306,602
6.63%, 01/15/28	299	302,034
6.63%, 05/15/29	327	331,435
6.75%, 03/15/32	240	239,258
6.75%, 09/15/33	370	364,306
7.13%, 11/15/31	298	302,060
7.13%, 09/15/32	290	293,261
7.50%, 05/15/31	292	299,327
7.88%, 03/15/30	272	281,802
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	267	252,585
5.75%, 09/15/31(a)	217	201,420
6.75%, 02/15/34(a)	270	250,369
6.88%, 05/15/32(a)	345	330,128
6.88%, 02/15/33(a)	365	346,408
7.13%, 11/15/30(a)	268	266,885
7.88%, 12/15/29(a)	289	296,727
PRA Group, Inc., 8.88%, 01/31/30(a)	206	212,201
Rocket Companies, Inc.
6.13%, 08/01/30(a)	745	750,927
6.38%, 08/01/33(a)	765	770,074
Rocket Cos, Inc.
6.13%, 08/01/31(a)	365	366,648
6.50%, 08/01/29(a)	285	289,236
6.50%, 06/15/34(a)	240	242,325
7.13%, 02/01/32(a)	371	380,346
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	275	263,120
3.88%, 03/01/31(a)	500	463,146
4.00%, 10/15/33(a)(b)	320	282,719
SLM Corp.
6.50%, 01/31/30	185	186,937
6.50%, 05/15/32, (1-day SOFR Index + 2.71%)(c)	210	209,464
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	245	248,540
StoneX Group, Inc., 7.88%, 03/01/31(a)	224	233,303
Synchrony Financial, 7.25%, 02/02/33	294	301,944
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	194	201,275
WS Escrow LLC, 7.75%, 06/01/33(a)	285	294,773
		16,210,364
Electric — 0.8%
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/29(a)(b)	285	293,997
7.75%, 04/15/34(a)	310	324,732
8.38%, 01/15/31(a)(b)	375	398,512
8.63%, 03/15/33(a)	425	454,005
		1,471,246
Electrical Components & Equipment — 1.2%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	311	299,619
4.75%, 06/15/28(a)	227	224,624
6.00%, 09/15/33(a)(b)	165	156,739
Security	Par (000)	Value
Electrical Components & Equipment (continued)
WESCO Distribution, Inc.
5.25%, 04/15/31(a)	$275	$270,573
5.50%, 04/15/34(a)	360	350,522
6.38%, 03/15/29(a)	349	354,137
6.38%, 03/15/33(a)	310	315,274
6.63%, 03/15/32(a)	350	357,289
		2,328,777
Electronics — 0.8%
Atkore, Inc., 4.25%, 06/01/31(a)(b)	145	137,414
Coherent Corp., 5.00%, 12/15/29(a)	383	374,755
Sensata Technologies BV, 5.88%, 09/01/30(a)	175	175,121
Sensata Technologies, Inc.
3.75%, 02/15/31(a)	309	287,842
4.38%, 02/15/30(a)	225	217,192
6.63%, 07/15/32(a)	180	184,258
TTM Technologies, Inc., 4.00%, 03/01/29(a)	205	196,615
		1,573,197
Engineering & Construction — 0.3%
Dycom Industries, Inc., 4.50%, 04/15/29(a)	188	182,595
Granite Construction, Inc., 6.38%, 06/15/34(a)	260	260,154
Tutor Perini Corp., 6.63%, 07/15/33(a)	165	165,640
		608,389
Entertainment — 1.4%
Cinemark USA, Inc.
5.25%, 07/15/28(a)	331	329,049
7.00%, 08/01/32(a)(b)	191	196,066
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	194	189,955
4.75%, 10/15/27(a)	377	375,180
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(a)	281	273,459
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(b)	325	318,591
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/29(b)	194	186,356
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	344	346,409
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(b)	425	429,851
		2,644,916
Food — 2.7%
Industrial F&B Investments III, Inc., 7.75%, 02/11/33(a)	310	314,506
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)(b)	373	355,372
4.38%, 01/31/32(a)	305	285,905
4.88%, 05/15/28(a)(b)	189	187,571
Post Holdings, Inc.
4.50%, 09/15/31(a)	453	420,356
4.63%, 04/15/30(a)	542	522,052
6.25%, 02/15/32(a)(b)	412	414,341
6.25%, 10/15/34(a)	510	495,788
6.38%, 03/01/33(a)	514	506,400
6.50%, 03/15/36(a)(b)	520	507,204
U.S. Foods, Inc.
4.63%, 06/01/30(a)	185	179,739
4.75%, 02/15/29(a)	370	364,685
5.75%, 04/15/33(a)	200	198,328

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.88%, 09/15/28(a)	$191	$194,746
7.25%, 01/15/32(a)	226	233,533
		5,180,526
Food Service — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28(a)	450	448,592
Health Care - Products — 1.0%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	308	293,742
4.63%, 07/15/28(a)	640	631,255
Dentsply Sirona, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(c)	235	233,981
Embecta Corp., 5.00%, 02/15/30(a)(b)	190	146,886
Insulet Corp., 6.50%, 04/01/33(a)	170	172,054
Teleflex, Inc.
4.25%, 06/01/28(a)	215	210,836
5.88%, 01/15/32(a)(b)	220	218,567
		1,907,321
Health Care - Services — 5.9%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	188	184,492
5.50%, 07/01/28(a)	183	181,777
7.38%, 03/15/33(a)(b)	230	237,498
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)	184	175,878
4.00%, 03/15/31(a)	225	210,016
4.25%, 05/01/28(a)	190	186,460
DaVita, Inc.
3.75%, 02/15/31(a)	622	574,010
4.63%, 06/01/30(a)	1,121	1,080,175
6.75%, 07/15/33(a)	425	436,068
6.88%, 09/01/32(a)(b)	426	437,589
Encompass Health Corp.
4.50%, 02/01/28	144	142,449
4.63%, 04/01/31	165	158,609
4.75%, 02/01/30(b)	357	349,360
5.88%, 06/01/34(a)	195	193,067
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(b)	202	205,601
HealthEquity, Inc., 4.50%, 10/01/29(a)	261	253,176
Humana, Inc., 6.63%, 09/15/56, (5-year CMT + 2.89%)(c)	390	383,676
IQVIA, Inc.
6.25%, 06/01/32(a)	834	845,584
6.50%, 05/15/30(a)	175	178,394
LifePoint Health, Inc.
5.38%, 01/15/29(a)	210	199,600
7.00%, 05/01/34(a)	615	574,135
8.38%, 02/15/32(a)	294	295,844
9.88%, 08/15/30(a)	350	367,733
10.00%, 06/01/32(a)	330	316,939
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	255	235,569
3.88%, 05/15/32(a)(b)	300	268,565
4.38%, 06/15/28(a)	345	337,656
6.25%, 01/15/33(a)	305	301,839
6.50%, 02/15/31(a)	330	333,052
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)	295	227,152
6.75%, 03/31/31, (6.00 % Cash and 0.75 % PIK)(a)(d)	321	193,117
Security	Par (000)	Value
Health Care - Services (continued)
11.50%, 12/31/30, (6.50 % Cash and 5.00 % PIK)(a)(d)	$282	$265,727
Option Care Health, Inc., 4.38%, 10/31/29(a)	183	175,681
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(a)	143	139,767
Select Medical Corp., 6.25%, 12/01/32(a)(b)	225	215,962
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)	519	520,352
		11,382,569
Holding Companies - Diversified — 0.6%
Clue Opco LLC, 9.50%, 10/15/31(a)(b)	310	304,411
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	413	393,981
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56, (5-year CMT + 3.48%)(c)	260	262,024
8.00%, 06/01/56, (5-year CMT + 4.30%)(c)	185	193,894
		1,154,310
Home Builders — 1.3%
Beazer Homes USA, Inc., 8.00%, 01/15/32(a)	175	178,981
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(a)(b)	185	172,424
Century Communities, Inc.
3.88%, 08/15/29(a)	223	211,573
6.63%, 09/15/33(a)	195	195,745
Installed Building Products, Inc., 5.63%, 02/01/34(a)	230	222,628
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(a)	195	198,983
8.38%, 10/01/33(a)	167	169,664
LGI Homes, Inc.
7.00%, 11/15/32(a)(b)	150	146,375
8.75%, 12/15/28(a)	184	188,893
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)	229	228,491
5.75%, 01/15/28(a)	181	182,808
5.75%, 11/15/32(a)	235	240,666
Thor Industries, Inc., 4.00%, 10/15/29(a)	224	211,207
		2,548,438
Home Furnishings — 1.2%
Somnigroup International, Inc.
3.88%, 10/15/31(a)	350	318,933
4.00%, 04/15/29(a)	307	295,586
Whirlpool Corp.
4.50%, 06/01/46	215	120,923
4.60%, 05/15/50	190	105,661
4.75%, 02/26/29	300	280,281
6.13%, 06/15/30	240	218,256
6.50%, 06/15/33	248	210,103
7.50%, 07/01/31(a)	400	397,498
7.88%, 07/01/34(a)	390	369,341
		2,316,582
Housewares — 1.0%
Newell Brands, Inc.
6.38%, 09/15/27	205	206,322
6.38%, 05/15/30(b)	285	287,937
6.63%, 09/15/29(b)	194	196,370
6.63%, 05/15/32	217	219,360
7.38%, 04/01/36(b)	154	155,368
7.50%, 04/01/46	285	264,448
8.50%, 06/01/28(a)	530	553,344
		1,883,149

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance — 0.6%
Assurant, Inc., 7.00%, 03/27/48, (3-mo. SOFR US + 4.40%)(c)	$165	$167,542
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	266	268,418
Ryan Specialty LLC
4.38%, 02/01/30(a)	145	140,227
5.88%, 08/01/32(a)	505	498,118
		1,074,305
Internet — 2.5%
Cars.com, Inc., 6.38%, 11/01/28(a)	144	143,232
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(a)(b)	251	223,480
7.00%, 06/15/27(a)	189	186,345
Gen Digital, Inc.
6.25%, 04/01/33(a)	405	398,724
6.75%, 09/30/27(a)	352	352,546
7.13%, 09/30/30(a)(b)	267	271,047
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)	340	319,357
5.25%, 12/01/27(a)	225	224,775
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(c)(e)	450	426,169
8.13%, (5-year CMT + 4.25%)(a)(c)(e)	215	219,699
9.75%, 04/15/29(a)	795	862,934
Wayfair LLC
6.75%, 11/15/32(a)(b)	300	306,288
7.13%, 05/31/34(a)	170	174,647
7.25%, 10/31/29(a)	320	329,555
7.75%, 09/15/30(a)	296	310,097
Ziff Davis, Inc., 4.63%, 10/15/30(a)	208	194,459
		4,943,354
Iron & Steel — 1.7%
Cleveland-Cliffs, Inc.
6.75%, 04/15/30(a)	327	328,978
6.88%, 11/01/29(a)	350	353,388
7.00%, 03/15/32(a)(b)	596	597,544
7.38%, 05/01/33(a)(b)	380	383,946
7.50%, 09/15/31(a)	331	337,771
7.63%, 01/15/34(a)(b)	476	481,719
Commercial Metals Co.
5.75%, 11/15/33(a)	430	422,776
6.00%, 12/15/35(a)(b)	400	393,274
		3,299,396
Leisure Time — 2.1%
Acushnet Co., 5.63%, 12/01/33(a)	220	215,855
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	265	272,568
NCL Corp. Ltd.
5.88%, 01/15/31(a)	499	477,171
6.25%, 09/15/33(a)(b)	364	345,907
6.75%, 02/01/32(a)(b)	755	739,999
7.75%, 02/15/29(a)	228	236,745
NCL Finance Ltd., 6.13%, 03/15/28(a)	198	199,097
Patrick Industries, Inc., 6.38%, 11/01/32(a)	213	210,155
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	420	441,987
Sabre GLBL, Inc.
10.75%, 11/15/29(a)(b)	193	185,763
10.75%, 03/15/30(a)	194	185,807
Security	Par (000)	Value
Leisure Time (continued)
11.13%, 07/15/30(a)(b)	$549	$528,192
		4,039,246
Lodging — 3.0%
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)	608	550,342
3.75%, 05/01/29(a)	327	313,635
4.00%, 05/01/31(a)	461	432,371
4.88%, 01/15/30	402	396,827
5.50%, 09/15/31(a)	420	416,127
5.50%, 03/31/34(a)	410	401,401
5.75%, 09/15/33(a)	430	426,278
5.88%, 04/01/29(a)	215	216,621
5.88%, 03/15/33(a)	395	394,770
6.13%, 04/01/32(a)	185	186,783
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/31(a)(b)	184	170,197
5.00%, 06/01/29(a)	351	340,536
6.63%, 01/15/32(a)	385	386,039
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(a)	200	192,867
6.50%, 10/01/33(a)(b)	215	211,470
Travel and Leisure Co.
4.50%, 12/01/29(a)	264	254,471
6.13%, 09/01/33(a)	186	182,716
6.25%, 06/01/31(a)	360	360,645
		5,834,096
Machinery — 0.7%
Esab Corp.
5.63%, 04/01/31(a)	415	410,502
6.25%, 04/15/29(a)	275	277,924
Mueller Water Products, Inc., 4.00%, 06/15/29(a)	181	173,291
Terex Corp.
5.00%, 05/15/29(a)	264	260,688
6.25%, 10/15/32(a)	315	316,342
		1,438,747
Manufacturing — 0.8%
Avient Corp.
6.25%, 11/01/31(a)(b)	282	284,278
7.13%, 08/01/30(a)	314	318,942
Axon Enterprise, Inc.
6.13%, 03/15/30(a)	410	415,419
6.25%, 03/15/33(a)	310	314,533
Trinity Industries, Inc., 7.75%, 07/15/28(a)	236	240,825
		1,573,997
Media — 5.9%
Cable One, Inc., 4.00%, 11/15/30(a)(b)	259	96,055
Dotdash Meredith, Inc., 7.63%, 06/15/32(a)	171	160,967
Nexstar Media, Inc.
4.75%, 11/01/28(a)	420	412,246
6.50%, 09/15/33(a)	1,380	1,373,538
7.25%, 04/15/34(a)(b)	715	716,827
Paramount Global
3.38%, 02/15/28(b)	200	195,255
3.70%, 06/01/28(b)	250	242,878
4.20%, 06/01/29	225	213,508
4.20%, 05/19/32(b)	425	360,792
4.38%, 03/15/43	605	369,183
4.60%, 01/15/45	230	138,519
4.85%, 07/01/42	190	122,710

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.90%, 08/15/44(b)	$210	$130,717
4.95%, 01/15/31	525	480,977
4.95%, 05/19/50(b)	390	235,510
5.50%, 05/15/33	175	152,690
5.85%, 09/01/43	500	353,993
6.88%, 04/30/36(b)	425	387,881
7.88%, 07/30/30	355	369,242
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)(b)	179	154,823
8.13%, 02/15/33(a)	600	618,329
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	632	570,561
4.00%, 07/15/28(a)	836	813,283
4.13%, 07/01/30(a)	588	549,871
5.00%, 08/01/27(a)	478	477,317
5.50%, 07/01/29(a)	527	525,189
5.88%, 04/15/32(a)(b)	515	505,490
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	400	395,071
Versant Media Group, Inc., 7.25%, 01/30/31(a)	390	402,342
		11,525,764
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems, Inc.
5.38%, 03/01/34(a)	205	198,809
6.38%, 06/15/30(a)	210	211,733
		410,542
Mining — 1.6%
Arcosa, Inc.
4.38%, 04/15/29(a)	157	153,590
6.88%, 08/15/32(a)	245	252,896
Century Aluminum Co., 6.88%, 08/01/32(a)	155	157,680
Compass Minerals International, Inc., 8.00%, 07/01/30(a)	250	260,908
Constellium SE, 3.75%, 04/15/29(a)	200	191,018
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)	251	237,403
5.88%, 03/01/34(a)	185	180,995
Novelis Corp.
3.88%, 08/15/31(a)	305	276,863
4.75%, 01/30/30(a)	655	629,022
6.38%, 08/15/33(a)	278	277,339
6.88%, 01/30/30(a)	320	328,211
PLS Group Ltd., 6.88%, 05/01/31(a)	250	253,243
		3,199,168
Office & Business Equipment — 0.1%
Zebra Technologies Corp., 6.50%, 06/01/32(a)(b)	208	210,386
Packaging & Containers — 1.8%
Ball Corp.
2.88%, 08/15/30	519	470,099
3.13%, 09/15/31	351	315,254
5.50%, 09/15/33	311	309,182
6.00%, 06/15/29	390	394,979
Crown Americas LLC
5.25%, 04/01/30	186	185,649
5.88%, 06/01/33	305	304,312
Graphic Packaging International LLC
3.50%, 03/15/28(a)	165	159,956
3.75%, 02/01/30(a)(b)	180	167,943
6.38%, 07/15/32(a)(b)	220	219,726
Security	Par (000)	Value
Packaging & Containers (continued)
OI European Group BV, 4.75%, 02/15/30(a)(b)	$171	$157,188
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/31(a)(b)	262	248,515
9.50%, 06/01/33(a)(b)	205	201,664
Sealed Air Corp., 6.88%, 07/15/33(a)	186	181,774
TriMas Corp., 4.13%, 04/15/29(a)	146	139,725
		3,455,966
Pharmaceuticals — 1.2%
AdaptHealth LLC
4.63%, 08/01/29(a)	218	210,586
5.13%, 03/01/30(a)(b)	226	218,369
BellRing Brands, Inc., 7.00%, 03/15/30(a)	321	317,381
Elanco Animal Health, Inc., 6.40%, 08/28/28	321	328,322
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(a)	261	242,972
7.75%, 05/01/33(a)	340	342,086
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	610	597,297
		2,257,013
Real Estate — 1.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	285	287,132
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)	162	155,471
5.75%, 01/15/29(a)	210	207,006
9.75%, 04/15/30(a)	205	219,755
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	187	195,832
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	248	239,056
4.38%, 02/01/31(a)	248	232,293
5.88%, 03/01/32(a)	220	214,833
6.13%, 03/01/34(a)	200	194,739
Kennedy-Wilson, Inc.
7.00%, 06/01/31(a)(b)	495	504,285
7.25%, 06/01/33(a)	335	339,129
Newmark Group, Inc., 7.50%, 01/12/29	205	213,355
		3,002,886
Real Estate Investment Trusts — 6.3%
Arbor Realty SR, Inc.
7.88%, 07/15/30(a)(b)	205	186,495
8.50%, 12/15/28(a)(b)	150	144,473
Blackstone Mortgage Trust, Inc.
6.25%, 06/01/31(a)	185	177,101
7.75%, 12/01/29(a)	166	171,657
Brandywine Operating Partnership LP
3.95%, 11/15/27	182	177,422
8.88%, 04/12/29	208	218,423
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	140	122,615
3.95%, 11/01/27	150	146,026
4.65%, 04/01/29(b)	225	211,913
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	292	277,338
Iron Mountain, Inc.
4.50%, 02/15/31(a)	446	422,614
4.88%, 09/15/27(a)	365	363,978
4.88%, 09/15/29(a)	400	390,402
5.00%, 07/15/28(a)	195	193,092
5.25%, 03/15/28(a)	311	309,945

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 07/15/30(a)(b)	$541	$528,593
5.63%, 07/15/32(a)	227	222,229
6.25%, 01/15/33(a)(b)	485	486,949
6.25%, 01/15/35(a)	285	281,300
7.00%, 02/15/29(a)	402	408,522
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	525	357,508
4.63%, 08/01/29	370	296,195
5.00%, 10/15/27	583	565,508
8.50%, 02/15/32(a)	616	626,230
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	314	306,042
5.88%, 10/01/28(a)	313	312,588
7.00%, 02/01/30(a)	220	223,515
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	145	146,447
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	235	229,744
5.75%, 03/15/34(a)	290	284,042
6.50%, 04/01/32(a)	412	418,937
6.50%, 06/15/33(a)(b)	235	239,058
7.25%, 07/15/28(a)	183	186,481
Starwood Property Trust, Inc.
5.25%, 10/15/28(a)	220	218,089
5.75%, 01/15/31(a)	205	202,059
5.88%, 08/15/29(a)	220	220,634
6.00%, 04/15/30(a)	164	164,363
6.13%, 06/01/31(a)	245	244,397
6.50%, 07/01/30(a)	205	208,138
6.50%, 10/15/30(a)	200	202,809
7.25%, 04/01/29(a)	249	256,569
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	300	286,812
Vornado Realty LP, 5.75%, 02/01/33(b)	210	207,906
XHR LP
4.88%, 06/01/29(a)	203	197,734
6.63%, 05/15/30(a)	170	173,382
		12,216,274
Retail — 7.0%
Advance Auto Parts, Inc.
3.90%, 04/15/30	223	208,882
7.00%, 08/01/30(a)	390	399,700
7.38%, 08/01/33(a)(b)	385	397,307
Asbury Automotive Group, Inc.
4.50%, 03/01/28	148	146,396
4.63%, 11/15/29(a)(b)	315	306,045
4.75%, 03/01/30(b)	199	193,176
5.00%, 02/15/32(a)(b)	262	249,595
Bath & Body Works, Inc.
5.25%, 02/01/28	189	188,892
6.63%, 10/01/30(a)(b)	361	366,857
7.50%, 06/15/29	175	177,286
6.75%, 07/01/36	232	229,259
6.88%, 11/01/35(b)	338	341,653
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
4.00%, 10/15/30(a)	1,202	1,131,682
4.38%, 01/15/28(a)	288	284,269
Security	Par (000)	Value
Retail (continued)
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(a)(d)	$662	$682,508
9.00%, 06/01/31, (9.00 % Cash)(a)(d)	937	1,031,279
Gap, Inc.(The)
3.63%, 10/01/29(a)	285	268,139
3.88%, 10/01/31(a)	307	278,341
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	291	280,806
6.38%, 01/15/30(a)	205	206,160
Kohl's Corp., 5.55%, 07/17/45(b)	175	120,203
Lithia Motors, Inc.
3.88%, 06/01/29(a)(b)	330	316,792
4.38%, 01/15/31(a)	238	225,427
4.63%, 12/15/27(a)	145	144,314
5.50%, 10/01/30(a)	250	247,011
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	175	175,416
7.38%, 08/01/33(a)(b)	200	208,367
Michaels Companies, Inc.(The)
8.50%, 03/15/33(a)	820	812,778
11.00%, 03/15/34(a)(b)	300	293,339
Papa John's International, Inc., 3.88%, 09/15/29(a)	150	141,196
Penske Automotive Group, Inc., 3.75%, 06/15/29	185	176,653
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(a)(b)	255	255,853
QXO Building Products, Inc.
6.50%, 07/15/31(a)	640	642,411
6.75%, 04/30/32(a)	940	960,167
6.88%, 07/15/34(a)	610	611,061
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 04/01/32	250	254,984
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	244	237,906
4.88%, 11/15/31(a)(b)	224	214,163
Victoria's Secret & Co., 4.63%, 07/15/29(a)	263	255,450
		13,661,723
Semiconductors — 0.7%
Amkor Technology, Inc., 5.88%, 10/01/33(a)	209	203,530
Entegris, Inc.
3.63%, 05/01/29(a)	144	136,750
4.38%, 04/15/28(a)	158	155,104
5.95%, 06/15/30(a)	365	365,354
ON Semiconductor Corp., 3.88%, 09/01/28(a)	280	270,131
Synaptics, Inc., 4.00%, 06/15/29(a)	147	144,317
		1,275,186
Software — 2.1%
Elastic NV, 4.13%, 07/15/29(a)	250	238,215
Fair Isaac Corp.
4.00%, 06/15/28(a)	387	375,413
6.00%, 05/15/33(a)	589	570,212
6.25%, 09/15/34(a)	420	405,364
Open Text Corp.
3.88%, 02/15/28(a)	354	345,312
3.88%, 12/01/29(a)	369	340,060
Open Text Holdings, Inc.
4.13%, 02/15/30(a)	363	335,056
4.13%, 12/01/31(a)(b)	279	246,173
PTC, Inc., 4.00%, 02/15/28(a)	200	195,501
SS&C Technologies, Inc., 6.50%, 06/01/32(a)	325	327,906

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Twilio, Inc.
3.63%, 03/15/29	$198	$190,071
3.88%, 03/15/31(b)	214	199,872
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	279	232,084
		4,001,239
Telecommunications — 7.6%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)(b)	885	865,402
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)	650	634,500
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	980	1,041,651
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(c)	415	417,948
7.00%, 09/15/55, (5-year CMT + 2.36%)(c)	500	503,610
Ciena Corp., 4.00%, 01/31/30(a)	153	145,182
Flash Compute LLC, 7.25%, 12/31/30(a)	535	540,406
Level 3 Financing, Inc.
6.88%, 06/30/33(a)	820	830,376
7.00%, 03/31/34(a)	1,011	1,029,062
7.50%, 02/15/37(a)(b)	415	412,007
8.50%, 01/15/36(a)	755	785,064
Rogers Communications, Inc.
6.88%, 07/31/56, (5-year CMT + 2.84%)(c)	300	299,009
7.00%, 04/15/55, (5-year CMT + 2.65%)(c)	448	450,271
7.13%, 04/15/55, (5-year CMT + 2.62%)(c)	390	391,632
Telecom Italia Capital SA
6.00%, 09/30/34	213	215,428
6.38%, 11/15/33	202	208,399
7.20%, 07/18/36	212	228,800
7.72%, 06/04/38	190	212,528
TELUS Corp.
6.38%, 06/09/56, (5-year CMT + 2.69%)(c)	305	301,011
6.63%, 10/15/55, (5-year CMT + 2.77%)(c)	295	294,360
6.63%, 06/09/56, (5-year CMT + 2.52%)(c)	285	278,491
7.00%, 10/15/55, (5-year CMT + 2.71%)(c)	320	322,389
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)	215	214,256
6.50%, 02/15/29(a)	465	458,751
8.63%, 06/15/32(a)	640	653,600
Uniti Services LLC, 7.50%, 10/15/33(a)	595	608,460
Viavi Solutions, Inc., 3.75%, 10/01/29(a)	174	164,340
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	900	935,329
WULF Compute LLC, 7.75%, 10/15/30(a)	1,300	1,350,586
		14,792,848
Transportation — 0.3%
RXO, Inc., 6.38%, 05/15/31(a)	175	174,589
Security	Par (000)	Value
Transportation (continued)
XPO, Inc.
7.13%, 06/01/31(a)	$165	$169,677
7.13%, 02/01/32(a)	235	242,650
		586,916
Trucking & Leasing — 0.5%
FTAI Aviation Investors LLC
5.88%, 04/15/33(a)	200	197,321
7.00%, 05/01/31(a)	275	282,885
7.00%, 06/15/32(a)	325	332,582
7.88%, 12/01/30(a)	200	208,200
		1,020,988
Total Long-Term Investments — 95.9% (Cost: $189,460,402)		186,331,601
	Shares
Short-Term Securities
Money Market Funds — 16.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(f)(g)(h)	29,307,062	29,315,854
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(f)(g)	3,600,000	3,600,000
Total Short-Term Securities — 16.9% (Cost: $32,903,864)		32,915,854
Total Investments — 112.8% (Cost: $222,364,266)		219,247,455
Liabilities in Excess of Other Assets — (12.8)%		(24,847,175)
Net Assets — 100.0%		$194,400,280

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,026,213	$—	$(2,703,514)(a)	$(984)	$(5,861)	$29,315,854	29,307,062	$116,208 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,840,000	—	(1,240,000)(a)	—	—	3,600,000	3,600,000	84,602	—
				$(984)	$(5,861)	$32,915,854		$200,810	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$186,331,601	$—	$186,331,601
Short-Term Securities
Money Market Funds	32,915,854	—	—	32,915,854
	$32,915,854	$186,331,601	$—	$219,247,455

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate